WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 62.2%
COMMUNICATION SERVICES - 6.6%
Entertainment - 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,390,000	$1,452,334	(a)(b)

Media - 2.0%
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,000,000	1,086,190
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	1,000,000	1,007,300	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	220,000	222,554	(a)

Total Media				2,316,044

Wireless Telecommunication Services - 3.3%
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	815,000	878,656	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,913,750	(b)

Total Wireless Telecommunication Services				3,792,406

TOTAL COMMUNICATION SERVICES				7,560,784

CONSUMER DISCRETIONARY - 23.6%
Auto Components - 0.9%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,000,000	1,047,300

Distributors - 0.8%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	787,500	884,335	(a)(c)

Hotels, Restaurants & Leisure - 19.8%
Bally’s Corp., Senior Notes	6.750%	6/1/27	2,250,000	2,417,344	(a)(b)
Carnival Corp., Senior Notes	7.625%	3/1/26	150,000	158,906	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	2,000,000	2,125,000	(a)
Cinemark USA Inc., Senior Notes	5.125%	12/15/22	1,000,000	979,375
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	3,510,000	3,588,606	(a)(b)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	3,290,000	3,530,055	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	3,818,000	3,956,002	(a)(b)
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance Inc., Senior Notes	8.500%	11/15/27	1,980,000	2,127,817	(a)(d)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	700,000		$724,062	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	3,000,000		2,950,935	(a)(b)

Total Hotels, Restaurants & Leisure					22,558,102

Household Durables - 1.1%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	350,000		375,813	(a)
New Home Co. Inc., Senior Notes	7.250%	10/15/25	820,000		849,725	(a)

Total Household Durables					1,225,538

Specialty Retail - 1.0%
L Brands Inc., Senior Notes	6.625%	10/1/30	1,000,000		1,121,300	(a)

TOTAL CONSUMER DISCRETIONARY					26,836,575

CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,000,000		1,157,363

ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,990,000		1,993,731	(a)(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,650,000		3,480,494	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	490,000		519,403	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,200,000		1,245,000	(a)(b)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	170,000		170,000	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	2,050,000		2,066,041	(a)(b)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	3,800,000	CAD	1,203,519	(a)

TOTAL ENERGY					10,678,188

FINANCIALS - 1.0%
Thrifts & Mortgage Finance - 1.0%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,060,000		1,194,032	(a)

See Notes to Schedule of Investments.

2	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 2.9%
Health Care Providers & Services - 2.9%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,090,000	$1,148,587	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	450,000	459,563	(a)(b)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,500,000	1,645,312	(a)

TOTAL HEALTH CARE				3,253,462

INDUSTRIALS - 6.1%
Airlines - 1.0%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,000,000	1,108,751	(a)

Building Products - 0.5%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	540,000	561,938	(a)

Commercial Services & Supplies - 1.9%
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	2,090,000	2,158,144	(a)(b)

Construction & Engineering - 1.6%
Brundage-Bone Concrete Pumping
Holdings Inc., Secured Notes	6.000%	2/1/26	620,000	632,012	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,120,000	1,185,184	(a)

Total Construction & Engineering				1,817,196

Machinery - 0.2%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	280,000	284,025	(a)

Trading Companies & Distributors - 0.9%
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,000,000	1,044,375

TOTAL INDUSTRIALS				6,974,429

INFORMATION TECHNOLOGY - 0.8%
Software - 0.8%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	320,000	324,224	(a)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	530,000	537,288
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	4,174,495	0	*(c)(e)(f)(g)(h)

TOTAL INFORMATION TECHNOLOGY				861,512

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,790,000	0	*(a)(b)(e)(f)(g)(h)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 10.8%
Real Estate Management & Development - 10.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	3,030,000	$3,203,892	(a)(b)
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	4,000,000	4,064,000	(b)
Kennedy-Wilson Inc., Senior Notes	4.750%	3/1/29	5,000,000	5,018,750	(d)

TOTAL REAL ESTATE				12,286,642

TOTAL CORPORATE BONDS & NOTES (Cost - $75,267,614)				70,802,987

SENIOR LOANS - 45.9%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.9%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	10/7/27	1,000,000	1,006,987	(i)(j)(k)

Entertainment - 1.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.754%	2/10/27	1,488,514	1,488,514	(i)(j)(k)

Internet & Direct Marketing Retail - 0.9%
Buzz Finco LLC, First Amendment Incremental Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	1/29/27	1,097,250	1,098,622	(g)(i)(j)(k)

Media - 0.9%
AppLovin Corp., Third Amendment New Term Loan (1 mo. USD LIBOR + 4.000%)	4.121%	8/15/25	992,500	997,462	(i)(j)(k)

TOTAL COMMUNICATION SERVICES				4,591,585

CONSUMER DISCRETIONARY - 3.9%
Commercial Services & Supplies - 2.1%
Cambium Learning Group Inc., Second Lien 2020 Incremental Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 8.500%)	9.500%	12/18/26	750,000	748,125	(g)(i)(j)(k)
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	8/25/25	1,964,775	1,688,070	(i)(j)(k)

Total Commercial Services & Supplies				2,436,195

Hotels, Restaurants & Leisure - 0.9%
Zaxby’s Operating Co. LP, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/28/27	750,000	756,562	(i)(j)(k)
Zaxby’s Operating Co. LP, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.500%)	7.250%	12/28/28	250,000	255,000	(i)(j)(k)

Total Hotels, Restaurants & Leisure				1,011,562

See Notes to Schedule of Investments.

4	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.9%
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/2/27	1,000,000	$1,005,625	(i)(j)(k)

TOTAL CONSUMER DISCRETIONARY				4,453,382

CONSUMER STAPLES - 6.0%
Food Products - 6.0%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.880%	10/1/26	2,720,000	2,716,600	(i)(j)(k)
CSM Bakery Solutions LLC, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	7/5/21	4,111,320	4,053,075	(i)(j)(k)

TOTAL CONSUMER STAPLES				6,769,675

FINANCIALS - 6.3%
Capital Markets - 0.9%
Cardinal Parent Inc., Delayed Draw Term Loan B	—	11/12/27	25,000	24,938	(g)(l)
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	975,000	972,562	(g)(i)(j)(k)

Total Capital Markets				997,500

Insurance - 5.4%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	5.214%	8/15/25	3,152,125	2,978,758	(g)(i)(j)(k)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.144%	3/18/27	2,040,034	2,034,934	(i)(j)(k)
Baldwin Risk Partners LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/8/27	1,097,250	1,102,736	(i)(j)(k)

Total Insurance				6,116,428

TOTAL FINANCIALS				7,113,928

HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 0.8%
Air Methods Corp., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.500%)	4.500%	4/22/24	981,250	951,199	(i)(j)(k)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 10.2%
Agiliti Health Inc., Term Loan (1 mo. USD LIBOR + 2.750%)	2.938%	1/4/26	374,359	$372,019	(g)(i)(j)(k)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan (3 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	359,459	354,442	(i)(j)(k)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	1,528,986	1,507,645	(i)(j)(k)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.371%	2/4/28	2,050,000	2,021,386	(i)(j)(k)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	6/14/24	2,004,625	2,010,889	(i)(j)(k)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	1,278,480	1,279,279	(i)(j)(k)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.871%	8/6/26	1,980,000	1,991,138	(i)(j)(k)
Radnet Management Inc., First Lien Term Loan B1 (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	6/30/23	2,024,471	2,029,216	(i)(j)(k)

Total Health Care Providers & Services				11,566,014

Health Care Technology - 1.1%
MedAssets Software Intermediate Holdings, Inc., Initial Term Loan	—	1/4/29	1,250,000	1,254,300	(l)

TOTAL HEALTH CARE				13,771,513

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.8%
WP CPP Holdings LLC, First Lien Initial Term Loan	4.750%	4/30/25	997,561	962,231	(i)(j)(k)

Building Products - 2.4%
ACProducts Inc., First Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 1.000% + 6.500%)	7.500%	8/18/25	667,250	686,746	(i)(j)(k)
CP Atlas Buyer Inc., Term Loan B1	—	11/23/27	750,000	751,406	(l)
CP Atlas Buyer Inc., Term Loan B2	—	11/23/27	250,000	251,537	(l)
Potters Industries LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	11/19/27	1,000,000	1,003,750	(g)(i)(j)(k)

Total Building Products				2,693,439

See Notes to Schedule of Investments.

6	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.0%††
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.380%	5/14/26	39,899	$39,300	(i)(j)(k)

TOTAL INDUSTRIALS				3,694,970

INFORMATION TECHNOLOGY - 10.4%
IT Services - 5.7%
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	7.894%	2/27/26	3,470,984	3,475,323	(i)(j)(k)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	4.480%	4/26/24	2,927,919	2,946,218	(i)(j)(k)

Total IT Services				6,421,541

Software - 4.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.121%	10/16/26	2,014,775	2,018,553	(i)(j)(k)
Smartbear Software Inc., First Lien Term Loan	—	11/19/27	1,000,000	1,000,833	(l)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	1,000,000	1,004,750	(i)(j)(k)
Symplr Software Inc., Initial Term Loan	—	12/22/27	750,000	753,562	(l)

Total Software				4,777,698

Technology Hardware, Storage & Peripherals - 0.5%
Everi Payments Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 10.500%)	11.500%	5/9/24	566,823	595,165	(g)(i)(j)(k)

TOTAL INFORMATION TECHNOLOGY				11,794,404

TOTAL SENIOR LOANS (Cost - $52,241,248)				52,189,457

			SHARES
COMMON STOCKS - 2.5%
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Oasis Petroleum Inc.			52,703	1,974,781	*(b)

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Option Care Health Inc.			44,396	820,443	*

TOTAL COMMON STOCKS (Cost - $5,274,270)				2,795,224

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Capital Markets - 1.0%
B Riley Financial Inc.	6.000%	20,000	$502,800
B Riley Financial Inc.	6.875%	26,935	687,381	(b)

TOTAL PREFERRED STOCKS (Cost - $1,173,375)			1,190,181

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,956,507)			126,977,849

SHORT-TERM INVESTMENTS - 3.8%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,264,352)	0.030%	4,264,352	4,264,352

TOTAL INVESTMENTS - 115.4% (Cost - $138,220,859)			131,242,201
Liabilities in Excess of Other Assets - (15.4)%			(17,494,787)

TOTAL NET ASSETS - 100.0%			$113,747,414

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on this security is currently in default as of January 31, 2021.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(l)	All or a portion of this loan is unfunded as of January 31, 2021. The interest rate for fully unfunded term loans is to be determined.

Abbreviation(s) used in this schedule:

CAD	—	Canadian Dollar
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
USD	—	United States Dollar

See Notes to Schedule of Investments.

8	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

10

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

11

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$861,512	$0	*	$861,512
Materials	—	—	0	*	0	*
Other Corporate Bonds & Notes	—	69,941,475	—		69,941,475
Senior Loans:
Communication Services	—	3,492,963	1,098,622		4,591,585
Consumer Discretionary	—	3,705,257	748,125		4,453,382
Consumer Staples	—	6,769,675	—		6,769,675
Financials	—	3,137,670	3,976,258		7,113,928
Health Care	—	13,399,494	372,019		13,771,513
Industrials	—	2,691,220	1,003,750		3,694,970
Information Technology	—	11,199,239	595,165		11,794,404
Common Stocks	$2,795,224	—	—		2,795,224
Preferred Stocks	1,190,181	—	—		1,190,181

Total Long-Term Investments	3,985,405	115,198,505	7,793,939		126,977,849

Short-Term Investments†	4,264,352	—	—		4,264,352

Total Investments	$8,249,757	$115,198,505	$7,793,939		$131,242,201

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Information Technology	$54,480	$4,764	—	$(601,771)	$542,527
Materials	—	—	—	—	—
Senior Loans:
Communication Services	1,327,500	882	$67	178,423	1,094,500
Consumer Discretionary	5,248,823	13,539	40,084	1,351,852	720,000
Financials	2,788,796	1,782	236	258,070	990,000
Health Care	2,826,067	7,081	25,697	139,150	—
Industrials	—	161	—	13,589	990,000
Information Technology	3,054,466	(662)	(55)	427,185	590,978
Real Estate	2,440,011	1,942	(15,099)	122,918	—
Utilities	2,690,153	(14,164)	(206,186)	241,238	64,318
Common Stocks:
Utilities	1,965,810	—	(196,352)	36,344	—
Warrants	621,494	—	931,603	(527,382)	—

Total	$23,017,600	$15,325	$579,995	$1,639,616	$4,992,323

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of January 31, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2021[1]
Corporate Bonds & Notes:
Information Technology	—	—	—	$0	*	$(601,771)
Materials	—	—	—	0	*	—
Senior Loans:
Communication Services	$(14,236)	—	$(1,488,514)	1,098,622		6,651

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Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of January 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2021[1]
Consumer
Discretionary	$(4,938,103)	—	$(1,688,070)	$748,125	$27,068
Financials	(62,625)	—	—	3,976,258	258,070
Health Care	(615,087)	—	(2,010,889)	372,019	(5,377)
Industrials	—	—	—	1,003,750	13,589
Information
Technology	(1,424)	—	(3,475,323)	595,165	6,511
Real Estate	(2,549,772)	—	—	—	—
Utilities	(2,775,359)	—	—	—	—
Common Stocks:
Utilities	(1,805,802)	—	—	—	—
Warrants	(1,025,715)	—	—	—	—

Total	$(13,788,123)	—	$(8,662,796)	$7,793,939	$(295,259)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

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